Loans from Third Parties - Current (Tables)	6 Months Ended
Jun. 30, 2025
Loans from Third Parties - Current [Abstract]
Schedule of Loans from Third Parties
Loans from Third Parties	As of June 30, 2025	As of December 31, 2024
Ms. Qingcai Guan(2)	$155,000	$-
Honghe County Yisa Hengtong Decoration Company(1)	111,676	109,600
Yunnan Longbao Biotechnology Co., LTD(2)	14,937	-
Mr. Shaocheng Li(2)	37,690	-
Zhongrong Honghe Environmental Protection Building Materials Co., LTD(2)	4,746	-
Zhongnongxintou Litu Technology (Honghe) Co., LTD(2)	6,980	-
Loans from third parties	$331,029	$109,600
Less: Loans from third parties - non-current	(176,029)	-
Loans from third parties - current	$155,000	$109,600

(1) On May 6, 2024, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $109,600 as a working capital loan. The loan was interest-free and due on May 5, 2025. In May 2025, the maturity of the loan was extended to May 5, 2027.

(2) During the six months ended June 30, 2025, the Company borrowed $219,353 from several third parties as working capital loans. These loans were interest-free and due on demand.